Note 19 - Related Party Transactions and Key Management Personnel Remuneration (Details Textual) - CAD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Statement Line Items [Line Items]
Cash flows used in obtaining control of subsidiaries or other businesses	$ 12,013
Filter Group Inc [member]
Statement Line Items [Line Items]
Cash flows used in obtaining control of subsidiaries or other businesses	$ 10,600